Share capital (Tables)	3 Months Ended
Mar. 31, 2025
Share capital [abstract]
Schedule of changes in share capital

Reconciliation of the Company’s share capital is as follows, adjusted for the share consolidation:

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2023	2	151,622	605,796	137,626,863	158,832	2,723,356
Shares issued [a]	—	—	6,362	296,437	—	—
Shares for debt [b]	—	—	9,835	575,436	—	—
Warrants expired [c]	—	—	—	—	(20,000)	(276,001)
Balance, March 31, 2024	2	151,622	621,993	138,498,736	138,832	2,447,355

Balance, December 31, 2024	12	151,701	2,299,502	150,318,624	210,370	1,997,759
Shares issued – conversion of debentures [d,e]	—	—	399,071	2,495,090	—	—
Exercise of options [f]	—	—	12,500	70,591	—	—
Warrants issued [g,h,i]	—	—	—	—	346,806	—
Warrants expired [j]	—	—	—	—	(30,770)	(618,578)
Balance, March 31, 2025	12	151,701	2,711,073	152,884,305	526,406	1,379,181
[a]	During the three months ended March 31, 2024, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B shares, having an aggregate offering price up to $11,154,232. During the three months ended March 31, 2024, the Company issued 6,362 common shares for gross proceeds of $308,433. A cash commission of $9,253, based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $2,743, resulted in total share issuance costs of $11,996. The net proceeds from this raise were $296,437.
[b]	During the three months ended March 31, 2024, the Company settled an aggregate of $524,324 (C$637,750) of amounts owing to an arm’s length creditor through the issuance of 9,231 Class B shares at a price of $0.903 per Class B share for total value of $541,800. Included in this amount is 55,000 Class B shares issued pursuant to the conversion of RSUs, which vested immediately upon grant (Note 12). Each RSU entitled the holder to acquire one Class B share of the Company upon vesting. The Company incurred a loss on settlement of debt of $17,476 as the share price on the date of issuance was higher than the price stated in the agreement.
[c]	During the three months ended March 31, 2024, 20,000 warrants expired unexercised.
[d]	On February 7, 2025, a partial amount of the January 2025 Debentures was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 14). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the January 2025 Debentures was 373,814 with a total value of $2,463,902 transferred to share capital.

[e]	On March 25, 2025, the full amount of the March 6, 2025 Debenture of $100,000 was converted into an aggregate of 25,257 Class B shares with a value of $31,188 (Note 14).

[f]	During the three months ended March 31, 2025, the Company issued an aggregate of 12,500 Class B shares upon the exercise of 12,500 share options with an exercise price C$5.25 for total gross proceeds of $45,887. Total amount of $70,591 was transferred to share capital. The market prices on the dates of option exercise ranged between $8.56 to $11.32 per share.

[g]	During the three months ended March 31, 2025, 152,577 warrants of the Company were issued as part of the issuance of January 2025 Debentures (Note 14).

[h]	During the three months ended March 31, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 Debentures (Note 14).

[i]	During the three months ended March 31, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 Debentures (Note 14).

[j]	During the three months ended March 31, 2025, 30,770 warrants expired unexercised.

Schedule of changes in share capital

The changes in the number of warrants outstanding during the three months ended March 31, 2025, and 2024:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	210,370	250.33

Issued	346,806	6.18
Expired	(30,770)	5.33
Outstanding as at March 31, 2025	526,406	83.83

	Number of warrants	Weighted average exercise price
	#	C$

Outstanding as at December 31, 2023	158,831	328.25
Expired	(20,000)	235.95
Outstanding as at March 31, 2024	138,831	378.95

Schedule of number of warrants outstanding and exercise price

The following table is a summary of the Company’s warrants outstanding as at March 31, 2025:

		Exercise price	Number outstanding
Expiry Date		C$	#
May 15, 2025		97.50	577
May 15, 2025		195.00	577
May 23, 2025		97.50	769
May 4, 2025		1,737.65	57
May 10, 2025		1,737.65	29
May 17, 2025		1,737.65	57
May 31, 2025		1,737.65	29
June 8, 2025		627.25	23,077
August 6, 2025	(i)	602.65	21,249
October 20, 2025	(i)	357.19	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
December 13, 2029		7.00	80,000
January 20, 2030		5.25	152,577
March 6, 2030		5.25	10,309
March 28, 2030		7.00	183,920
		83.33	526,406

(i)	Warrants were issued in US$